Intangible Assets	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
Note 8 – Intangible Assets

Intangible assets consist of the following:

	Capitalized	Website
	Software	Domain	Total
Gross value at December 31, 2013	$1,317,976	$67,752	$1,385,728
Accumulated amortization at December 31, 2013	(511,012)	(67,752)	(578,764)
Net value at December 31, 2013	$806,964	$-	$806,964

Gross value at December 31, 2012	$777,034	$67,752	$844,786
Accumulated amortization at December 31, 2012	(155,103)	(65,530)	(220,633)
Net value at December 31, 2012	$621,931	$2,222	$624,153

Our intangible assets are amortized on a straight-line basis over their estimated useful lives of two to three years. Amortization expense amounted to $358,131 and $158,034 for the years ended December 31, 2013 and 2012, respectively.

Future annual estimated amortization expense is summarized as follows:

Years ending December 31,
2014	$452,223
2015	301,681
2016	53,060
$806,964